Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 12,281	€ 13,238
Property, plant and equipment	192,015	168,264
Right-of-use assets	42,996	32,129
Other assets	1,663	1,731
Deferred tax assets	1,276	2,861
Total non-current assets	250,231	218,223
Current assets
Assets held for sale	865
Inventories	13,241	56,159
Trade receivables	13,341	18,504
Other financial assets	3,608	4,648
Prepaid expenses and other assets	70,968	49,244
Cash and cash equivalents	573,566	811,464
Total current assets	675,589	940,019
Total assets	925,820	1,158,242
Equity
Issued capital	22,496	22,454
Capital reserve	1,732,148	1,728,658
Treasury Shares	(1,734)	(5,817)
Accumulated deficit	(1,129,462)	(1,056,785)
Other comprehensive income	(246)	(34)
Total equity	623,202	688,476
Non-current liabilities
Lease liabilities	35,931	25,423
Contract liabilities	70,790	86,345
Other liabilities	264	264
Total non-current liabilities	106,985	112,032
Current liabilities
Lease liabilities	4,278	3,469
Trade and other payables	48,496	127,703
Other liabilities	92,758	170,073
Income taxes payable	613	739
Contract liabilities	49,488	55,750
Total current liabilities	195,633	357,734
Total liabilities	302,618	469,766
Total equity and liabilities	€ 925,820	€ 1,158,242